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                       MORGAN STANLEY INCOME BUILDER FUND
                          1221 Avenue of the Americas
                            New York, New York 10020


                                              December 4, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Morgan Stanley Income Builder Fund
      File No. 333-01995 and 011-07575
      Rule 497(j) Filing
      ------------------------------


Dear Sir or Madam:


  On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statements that was filed electronically via EDGAR with the Securities and Exchange Commission on November 29, 2002.


                                              Very truly yours,
                                              /s/ Sheldon Winicour
                                              ----------------------
                                              Sheldon Winicour
                                              Assistant Secretary




Enclosures
cc:   Barry Fink
      Larry Greene